Note 19 - Subsequent Events	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
19.	SUBSEQUENT EVENTS

Subsequent to year ended March 31, 2026 the Company:

i)	issued 5,165 common shares pursuant to the settlement of RSU’s

ii)	issued 137,590 common shares pursuant to the Investor Rights Agreement.

iii)	issued 65,502 common shares pursuant to the Peg North Property option agreement.